Subsequent Events (Details Textual)	Jan. 19, 2022 CLP ($)	Mar. 17, 2020	Feb. 18, 2020	Jan. 19, 2022 USD ($)
Disclosure of Subsequent Events [Line Items]
Borrowings, maturity		March 16, 2025	February 18, 2023
Events After Reporting Period [Member]
Disclosure of Subsequent Events [Line Items]
Bonds issued	$ 488,076,000			$ 600,000,000
Borrowings, interest rate	3.35%			3.35%
Borrowings, maturity	capital payment in one installment at maturity date on January 19, 2032
Borrowings Frequency Of Periodic Payment	payable semiannually for a 10-year